RECLAMATION PROVISION AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
RECLAMATION PROVISION AND OTHER LIABILITIES
RECLAMATION PROVISION AND OTHER LIABILITIES

6.     RECLAMATION PROVISION AND OTHER LIABILITIES

  Reclamation provision and other liabilities consist of the following:

	2011	2010
Reclamation and closure costs (note 6(a))	$105,443	$91,641
Long-term portion of capital lease obligations (note 13(a))	26,184	38,019
Pension benefits (note 6(c))	13,991	11,307
Goldex mine government grant and other (note 6(b))	370	4,569

Total	$145,988	$145,536

  (a)
  Reclamation and closure costs

    Reclamation estimates are based on current legislation, third party estimates, management's estimates and feasibility study calculations.

    Due to the suspension of mining operations at the Goldex mine on October 19, 2011, an environmental remediation liability was recognized (note 17), of which $26.1 million was classified as a current liability. The remainder of the Goldex mine environmental remediation liability along with the Company's other accrued reclamation and closure costs are long-term in nature and thus no portion of these costs has been reclassified to current liabilities.

    The following table reconciles the beginning and ending carrying amounts of asset retirement obligations and environmental remediation liabilities:

	2011	2010
Asset retirement obligations, beginning of year	$91,641	$62,847
Current year additions and changes in estimate, net	9,653	23,058
Current year accretion	4,953	3,176
Liabilities settled	—	(277)
Foreign exchange revaluation	(804)	2,837

Asset retirement obligations and environmental remediation liabilities, end of year	$105,443	$91,641

  (b)
  Goldex mine government grant and other

    The Company has received funds (the "Grant") from the Quebec government in respect of the construction of the Goldex mine. The Company has agreed to repay a portion of the Grant to the Quebec government, to a maximum amount of 50% of the Grant. The repayment amount is calculated and paid annually for fiscal years 2010, 2011 and 2012 if the agreed criteria are met. For each of these three years, if the yearly average gold price is higher than $620 per ounce, 50% of the Grant must be repaid.

    For fiscal year 2010, the agreed criteria had been met and the Company recorded a current liability of $1.5 million as of December 31, 2010. This amount was paid to the Quebec government in 2011.

    For fiscal year 2011, the agreed criteria had also been met and the Company recorded a current liability of $1.5 million as of December 31, 2011. This amount is to be paid to the Quebec government in 2012 at which time the Grant will have been repaid in full.

  (c)
  Pension benefits

    Agnico-Eagle provides the Executives Plan for certain senior officers. The funded status of the Executives Plan is based on actuarial valuations performed as of July 1, 2011 and projected to December 31, 2013.

    The components of Agnico-Eagle's net pension plan expense are as follows:

	2011	2010	2009
Service cost — benefits earned during the year	$996	$981	$509
Interest cost on projected benefit obligation	663	613	448
Amortization of net transition asset, past service liability and net experience gains	171	164	148
Prior service cost	26	25	23
Recognized net actuarial loss (gain)	245	—	(142)

Net pension plan expense	$2,101	$1,783	$986

    Assets for the Executives Plan consist of deposits on hand with regulatory authorities which are refundable when benefit payments are made or on the ultimate wind-up of the plan. The accumulated benefit obligation for this plan at December 31, 2011 was $11.4 million (2010 — $9.6 million). At the end of 2011, the remaining unamortized net transition obligation was $0.5 million (2010 — $0.7 million) for the Executives Plan.

    The following table provides the net amounts recognized in the consolidated balance sheets as at December 31 relating to the Executives Plan:

	2011	2010
Accrued employee benefit liability	$7,292	$6,634
Accumulated other comprehensive income:
Initial transition obligation	500	681
Past service liability	76	104
Net experience losses	3,550	2,179

Net liability	$11,418	$9,598

    The following table provides the components of the expected recognition in 2012 of amounts in accumulated other comprehensive income relating to the Executives Plan:

Transition obligation	$166
Past service cost	25
Net actuarial loss	704

$895

    The funded status of the Executives Plan for 2011 and 2010 is as follows:

	2011	2010
Reconciliation of the market value of plan assets
Fair value of plan assets, beginning of year	$2,443	$1,635
Agnico-Eagle's contribution	1,156	1,397
Benefit payments	(578)	(699)
Effect of exchange rate changes	(69)	110

Fair value of plan assets, end of year	2,952	2,443

Reconciliation of projected benefit obligation
Projected benefit obligation, beginning of year	12,041	7,998
Service cost	996	981
Interest cost	663	613
Actuarial losses	1,704	2,718
Benefit payments	(696)	(812)
Effect of exchange rate changes	(338)	543

Projected benefit obligation, end of year	14,370	12,041

Deficiency of plan assets compared with projected benefit obligation	$(11,418)	$(9,598)

Comprised of:
Unamortized transition liability	$(500)	$(681)
Unamortized net experience loss	(3,626)	(2,283)
Accrued liabilities	(7,292)	(6,634)

	$(11,418)	$(9,598)

Weighted average discount rate — net periodic pension cost	5.20%	7.00%
Weighted average discount rate — projected benefit obligation	4.45%	5.20%
Weighted average expected long-term rate of return	n/a	n/a
Weighted average rate of compensation increase	3.00%	3.00%
Estimated average remaining service life for the plan (in years)(i)	3.0	4.0
    (i)
    Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

    The estimated benefits to be paid from the Executives Plan in the next ten years are presented below:

2012	$415
2013	$472
2014	$469
2015	$465
2016	$461
2017 – 2021	$2,229

    In addition to the Executives Plan, the Company also has a basic pension plan (the "Basic Plan") and a supplemental pension plan. Under the Basic Plan, Agnico-Eagle contributes 5% of certain employee's base employment compensation to a defined contribution plan. The expense in 2011 was $10.7 million (2010 — $8.8 million; 2009 — $6.5 million). Effective January 1, 2008 the Company adopted the supplemental plan for designated executives at the level of Vice-President or above. Under this plan, an additional 10% of the designated executive's earnings for the year (including salary and short-term bonus) is contributed by the Company. In 2011, $0.9 million (2010 — $1.1 million; 2009 — $0.9 million) was contributed to the supplemental plan. The supplemental plan is accounted for as a cash balance plan.